Long-term Debt (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Unsecured Debt Consolidated Subsidiaries USD ($)	Mar. 31, 2011 Unsecured Debt Consolidated Subsidiaries JPY (¥)	Mar. 31, 2010 Unsecured Debt Consolidated Subsidiaries JPY (¥)	Mar. 31, 2011 Unsecured Debt Parent Company JPY (¥)	Mar. 31, 2011 Unsecured Debt Parent Company USD ($)	Mar. 31, 2010 Unsecured Debt Parent Company JPY (¥)	Mar. 31, 2011 Unsecured Debt Bank Loan Obligations JPY (¥)	Mar. 31, 2011 Unsecured Debt Bank Loan Obligations USD ($)	Mar. 31, 2010 Unsecured Debt Bank Loan Obligations JPY (¥)	Mar. 31, 2011 Secured Debt Finance Receivables Securitization JPY (¥)	Mar. 31, 2011 Secured Debt Finance Receivables Securitization USD ($)	Mar. 31, 2010 Secured Debt Finance Receivables Securitization JPY (¥)	Mar. 31, 2011 Medium-term Notes Consolidated Subsidiaries USD ($)	Mar. 31, 2011 Medium-term Notes Consolidated Subsidiaries JPY (¥)	Mar. 31, 2010 Medium-term Notes Consolidated Subsidiaries JPY (¥)	Mar. 31, 2011 Capital lease Obligations USD ($)	Mar. 31, 2011 Capital lease Obligations JPY (¥)	Mar. 31, 2010 Capital lease Obligations JPY (¥)
Debt Instrument [Line Items]
Long-term debt				$ 16,227	¥ 1,349,307	¥ 1,473,732	¥ 530,000	$ 6,374	¥ 580,000	¥ 3,386,854	$ 40,732	¥ 2,942,012	¥ 619,380	$ 7,449	¥ 381,307	$ 39,863	¥ 3,314,589	¥ 3,814,439
Long-term capital lease obligations																			263	21,917	42,243
Long Term Debt and Capital Lease Obligations, Current and Noncurrent	110,908	9,222,047	9,233,733
Less - Current portion due within one year	(33,347)	(2,772,827)	(2,218,324)
Debt and Capital Lease Obligations	$ 77,561	¥ 6,449,220	¥ 7,015,409